BUSINESS SEGMENT INFORMATION (Details) $ in Millions			12 Months Ended
		May 30, 2014 USD ($)	Dec. 31, 2016 USD ($) segments	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Segment Reporting Information
Number of reportable segments | segments			3
Number of customers accounting for more than 10% of consolidated sales			0
Net sales			$ 4,443.1	$ 5,021.7	$ 5,484.0
Income (loss) from operations			(147.8)	323.7	400.0
Depreciation and Amortization			74.3	76.6	99.1
Capital Expenditures			58.1	81.5	58.3
Identifiable Assets			5,006.8	5,616.0
Long-lived Assets			304.6	371.9
United States
Segment Reporting Information
Net sales			2,131.4	2,420.1	2,552.7
Long-lived Assets			181.1	203.8
United Kingdom
Segment Reporting Information
Net sales			333.2	402.3	346.2
Long-lived Assets			34.9	41.2
Germany
Segment Reporting Information
Net sales			237.1	243.7	310.6
Long-lived Assets			32.4	64.0
Other European Countries
Segment Reporting Information
Net sales			726.7	714.3	848.3
Long-lived Assets			14.8	17.5
All other
Segment Reporting Information
Net sales			1,014.7	1,241.3	1,426.2
Long-lived Assets			41.4	45.4
Aerial Work Platforms
Segment Reporting Information
Net sales			1,977.8	2,246.0	2,403.0
Income (loss) from operations			177.4	270.2	304.9
Depreciation and Amortization			19.9	15.3	12.1
Capital Expenditures			17.1	38.0	28.6
Identifiable Assets	[1]		1,659.8	1,701.2
Cranes
Segment Reporting Information
Net sales			1,274.5	1,566.5	1,656.9
Income (loss) from operations			(321.7)	56.3	83.8
Depreciation and Amortization			21.5	21.0	28.3
Capital Expenditures			13.2	13.8	14.0
Identifiable Assets			1,618.0	1,822.3
Materials Processing
Segment Reporting Information
Net sales			944.5	940.1	938.9
Income (loss) from operations			86.3	68.6	65.6
Depreciation and Amortization			6.9	6.9	7.7
Capital Expenditures			7.5	20.7	5.8
Identifiable Assets			1,104.9	1,073.4
Construction
Segment Reporting Information
Proceeds from Divestiture of Businesses		$ 160.0
Corporate and Other / Eliminations
Segment Reporting Information
Net sales			246.3	269.1	485.2
Income (loss) from operations			(89.8)	(71.4)	(54.3)
Depreciation and Amortization			26.0	33.4	51.0
Capital Expenditures			20.3	9.0	$ 9.9
Identifiable Assets	[1]		(1,280.1)	(891.0)
Discontinued Operations
Segment Reporting Information
Identifiable Assets			$ 1,904.2	$ 1,910.1

[1]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOjg0ZWJmMWJiMDNjNzRjZjU5Mjg5ZTBmYzliOGQyZmJjfFRleHRTZWxlY3Rpb246RDhGOEFDODkwRTU3NTgwRjlBMUYyMTMwMDAwODAwODYM}